Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues:	¥ 13,408,421		¥ 8,886,390	¥ 3,707,358
Cost and expenses:
Cost of revenues	(7,182,897)	$ (1,044,709)	(4,373,377)	(1,619,327)
Research and development	(760,644)		(346,144)	(208,647)
Sales and marketing	(1,812,262)	(263,583)	(1,467,376)	(647,238)
General and administrative	(640,023)	(93,087)	(422,005)	(259,712)
Total cost and expenses	(10,395,826)	(1,512,010)	(6,608,902)	(2,734,924)
Other operating income	253,697	36,899	156,764	2,659
Income (loss) from operations	3,266,292	475,063	2,434,252	975,093
Interest income	272,946	39,698	145,568	54,603
Interest expense	(56,503)	(8,218)
Impairment loss on long-term investments	(43,200)	(6,283)	(30,085)	(39,283)
Income tax expense	(699,648)	(101,760)	(445,001)	(34,638)
Share of income on equity method investments	48,660	7,077	39,729	23,194
Net income	2,788,547	$ 405,577	2,144,463	978,969
Momo Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:	12,812,421		8,884,823	3,707,358
Cost and expenses:
Cost of revenues	(6,572,954)		(4,373,377)	(1,619,327)
Research and development	(614,064)		(346,144)	(208,647)
Sales and marketing	(1,269,493)		(1,457,658)	(647,238)
General and administrative	(472,057)		(417,866)	(259,712)
Total cost and expenses	(8,928,568)		(6,595,045)	(2,734,924)
Other operating income	252,458		156,764	2,659
Income (loss) from operations	4,136,311		2,446,542	975,093
Interest income	268,583		145,568	54,603
Interest expense	(56,503)
Impairment loss on long-term investments	(43,200)		(30,085)	(39,283)
Income tax expense	(716,729)		(445,001)	(34,638)
Share of income on equity method investments	48,660		39,729	23,194
Net income	3,637,122		2,156,753	¥ 978,969
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Net revenues:	417,998
Cost and expenses:
Cost of revenues	(174,858)
Research and development	(146,580)
Sales and marketing	(520,161)
General and administrative	(121,887)
Total cost and expenses	(963,486)
Other operating income	173
Income (loss) from operations	(545,315)
Interest income	4,285
Income tax expense	21,824
Net income	(519,206)
Qool Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:	178,002		1,567
Cost and expenses:
Cost of revenues	(435,085)
Sales and marketing	(22,608)		(9,718)
General and administrative	(46,079)		(4,139)
Total cost and expenses	(503,772)		(13,857)
Other operating income	1,066
Income (loss) from operations	(324,704)		(12,290)
Interest income	78
Income tax expense	(4,743)
Net income	¥ (329,369)		¥ (12,290)